Note 14 - Financial Instruments - Fair Value Measurement Input Sensitivity (Details) - CAD ($) $ in Thousands	Mar. 31, 2019	Mar. 31, 2018
Statement Line Items [Line Items]
Derivative financial assets	$ 153,766	$ 283,431
Derivative financial liabilities	(143,044)	(138,159)
Total net derivative assets (liabilities)	10,722	145,272
Level 1 of fair value hierarchy [member]
Statement Line Items [Line Items]
Derivative financial assets
Derivative financial liabilities
Total net derivative assets (liabilities)
Level 2 of fair value hierarchy [member]
Statement Line Items [Line Items]
Derivative financial assets
Derivative financial liabilities	(6,588)	(21,092)
Total net derivative assets (liabilities)	(6,588)	(21,092)
Level 3 of fair value hierarchy [member]
Statement Line Items [Line Items]
Derivative financial assets	153,766	283,431
Derivative financial liabilities	(136,456)	(117,067)
Total net derivative assets (liabilities)	$ 17,310	$ 166,364